Financial Instruments (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
USD [Member] | Scotiabank Chile [Member]
Disclosure of Financial Instruments [Line Items]
Nature of risks covered		Flow interest rate and exchange rate on bank loans
Maturity		06-18-2021
USD [Member] | Scotiabank Chile [Member] | Eighteenth June Two Thousand And Twenty One [Member] | Fair value of net asset [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value		$ (508,458)
USD [Member] | Scotiabank Chile [Member] | Loan commitments [member] | Eighteenth June Two Thousand And Twenty One [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value		8,797,431
USD [Member] | Scotiabank Chile [Member] | Financial Rights [Member] | Eighteenth June Two Thousand And Twenty One [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value		$ 8,288,973
UF [Member] | Scotiabank Chile [Member] | First June Two Thousand And Twenty Three [Member]
Disclosure of Financial Instruments [Line Items]
Nature of risks covered		Flow interest rate on bank bonds
Maturity		06-01-2023
UF [Member] | Scotiabank Chile [Member] | First June Two Thousand And Twenty Three [Member] | Fair value of net asset [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value		$ 2,034,730
UF [Member] | Scotiabank Chile [Member] | Second June Two Thousand And Twenty Five [Member]
Disclosure of Financial Instruments [Line Items]
Nature of risks covered	Flow interest rate and exchange rate on bank loans
Financial assets and liabilities, at fair value	$ 10,249,175
Maturity	06-02-2025
UF [Member] | Scotiabank Chile [Member] | Second June Two Thousand And Twenty Five [Member] | Fair value of net asset [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	$ (1,153,698)
UF [Member] | Scotiabank Chile [Member] | Loan commitments [member] | First June Two Thousand And Twenty Three [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value		61,365,413
UF [Member] | Scotiabank Chile [Member] | Financial Rights [Member] | First June Two Thousand And Twenty Three [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value		$ 63,400,143
UF [Member] | Scotiabank Chile [Member] | Financial Rights [Member] | Second June Two Thousand And Twenty Five [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	$ 9,095,477
UF [Member] | Banco de Chile [Member]
Disclosure of Financial Instruments [Line Items]
Nature of risks covered		Flow interest rate on bank bonds
Maturity		09-15-2021
UF [Member] | Banco de Chile [Member] | Fifteenth September Two Thousand And Twenty One [Member] | Fair value of net asset [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value		$ 4,661,049
UF [Member] | Banco de Chile [Member] | First June Two Thousand And Twenty Three [Member]
Disclosure of Financial Instruments [Line Items]
Nature of risks covered	Flow interest rate on bank bonds
Financial assets and liabilities, at fair value	$ 55,848,021
Maturity	06-01-2023
UF [Member] | Banco de Chile [Member] | First June Two Thousand And Twenty Three [Member] | Fair value of net asset [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	$ 6,847,456
UF [Member] | Banco de Chile [Member] | First June Two Thousand And Twenty Five [Member]
Disclosure of Financial Instruments [Line Items]
Nature of risks covered	Flow interest rate and exchange rate on bank loans
Financial assets and liabilities, at fair value	$ 18,024,146
Maturity	06-01-2025
UF [Member] | Banco de Chile [Member] | First June Two Thousand And Twenty Five [Member] | Fair value of net asset [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	$ (3,328,841)
UF [Member] | Banco de Chile [Member] | Loan commitments [member] | Fifteenth September Two Thousand And Twenty One [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value		48,502,235
UF [Member] | Banco de Chile [Member] | Financial Rights [Member] | Fifteenth September Two Thousand And Twenty One [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value		$ 53,163,284
UF [Member] | Banco de Chile [Member] | Financial Rights [Member] | First June Two Thousand And Twenty Three [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	62,695,477
UF [Member] | Banco de Chile [Member] | Financial Rights [Member] | First June Two Thousand And Twenty Five [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	$ 14,695,305
UF [Member] | Banco Santander [Member] | Tenth August Two Thousand And Twenty Three [Member]
Disclosure of Financial Instruments [Line Items]
Nature of risks covered	Flow interest rate on bank bonds	Flow interest rate on bank bonds
Financial assets and liabilities, at fair value	$ 86,696,081
Maturity	08-10-2023	08-10-2023
UF [Member] | Banco Santander [Member] | Tenth August Two Thousand And Twenty Three [Member] | Fair value of net asset [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	$ 10,361,253	$ 2,817,840
UF [Member] | Banco Santander [Member] | First June Two Thousand And Twenty Three [Member]
Disclosure of Financial Instruments [Line Items]
Nature of risks covered	Flow interest rate on bank bonds	Flow interest rate on bank bonds
Financial assets and liabilities, at fair value	$ 83,779,363
Maturity	06-01-2023	06-01-2023
UF [Member] | Banco Santander [Member] | First June Two Thousand And Twenty Three [Member] | Fair value of net asset [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	$ 9,712,469	$ 2,285,683
UF [Member] | Banco Santander [Member] | Loan commitments [member] | Tenth August Two Thousand And Twenty Three [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value		96,705,562
UF [Member] | Banco Santander [Member] | Loan commitments [member] | First June Two Thousand And Twenty Three [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value		91,920,865
UF [Member] | Banco Santander [Member] | Financial Rights [Member] | Tenth August Two Thousand And Twenty Three [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	97,057,334	99,523,402
UF [Member] | Banco Santander [Member] | Financial Rights [Member] | First June Two Thousand And Twenty Three [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	$ 93,491,832	$ 94,206,548